Organization and Summary of Significant Accounting Policies - Common Stock and Common Stock Equivalents (Details) - shares	Dec. 31, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Common Stock Shares Outstanding (in shares)	5,206,174	823,278
Common Stock Equivalents Outstanding
Warrants (in shares)	527,367	292,308
Stock options (in shares)	223,556	27,766
Unconverted Preferred A Shares (in shares)	137,932	137,932
Total Common Stock Equivalents Outstanding (in shares)	888,855	458,006